Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Other reserves [member]	Treasury shares [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]	Profit Attributed To Parent [Member]	Dividends And Remuneration [Member]	Equity attributable to owners of parent [member]	Financial assets measured at fair value through other comprehensive income, category [member]	Defined benefit plans [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member]	Non-controlling interests [member]	Total
Balance on December 31, 2020 at Dec. 31, 2018	R$ 57,000,000	R$ 30,440,288	R$ (461,432)	R$ (1,017,000)	R$ 12,582,477	R$ (6,600,000)	R$ 91,944,333	R$ 1,992,581	R$ (3,071,040)	R$ 859,370	R$ (659,774)	R$ 91,065,470	R$ 529,990	R$ 91,595,460
IfrsStatementLineItems [Line Items]
Total comprehensive income					16,406,932		16,406,932	1,352,702	(675,497)		115,949	17,200,086	224,518	17,424,604
Net profit					16,406,932		16,406,932					16,406,932	224,518	16,631,450
Other comprehensive income								1,352,702	(675,497)		115,949	793,154		793,154
Financial Assets Measured at Fair Value Through Other Comprehensive Income								1,352,702				1,352,702		1,352,702
Employee benefit plan									(675,497)			(675,497)		(675,497)
Gain and loss - Cash flow and investment hedge											115,949	115,949		115,949
Appropriation of net income from prior years		12,582,477			(12,582,477)
Balance on December 31, 2021 at Dec. 31, 2019	57,000,000	34,877,493	(681,135)	(67,000)	16,406,932	(10,800,000)	96,736,290	3,345,283	(3,746,537)	859,370	(543,825)	96,650,580	558,581	97,209,161
IfrsStatementLineItems [Line Items]
Option to Acquire Own Instrument		(1,598,336)		950,000			(648,336)					(648,336)		(648,336)
Dividends and interest on capital from prior years		(6,600,000)				(4,200,000)	(10,800,000)					(10,800,000)		(10,800,000)
Share based compensation		50,886					50,886					50,886		50,886
Treasury shares			(219,703)				(219,703)					(219,703)		(219,703)
Treasury shares income		5,796					5,796					5,796		5,796
Other		(3,618)					(3,618)					(3,618)	(195,927)	(199,545)
Dividends and interest on capital														(10,800,000)
Total comprehensive income					13,418,529		13,418,529	(1,003,154)	555,624		105,159	13,076,158	32,224	13,108,382
Net profit					13,418,529		13,418,529					13,418,529	32,224	13,450,753
Other comprehensive income								(1,003,154)	555,624		105,159	(342,371)		(342,371)
Financial Assets Measured at Fair Value Through Other Comprehensive Income								(1,003,154)				(1,003,154)		(1,003,154)
Employee benefit plan									555,624			555,624		555,624
Gain and loss - Cash flow and investment hedge											105,159	105,159		105,159
Appropriation of net income from prior years		16,406,932			(16,406,932)
Balance on December 31, 2021 at Dec. 31, 2020	57,000,000	40,414,981	(791,358)		13,418,529	(3,837,085)	106,205,067	2,342,129	(3,190,913)	859,370	(438,666)	105,776,987	312,885	106,089,872
IfrsStatementLineItems [Line Items]
Option to Acquire Own Instrument		(67,000)		67,000
Dividends and interest on capital from prior years		(10,800,000)				10,800,000
Treasury shares			(110,223)				(110,223)					(110,223)		(110,223)
Other		(2,443)					(2,443)					(2,443)	(277,920)	(280,363)
Dividends and interest on capital						(3,837,085)	(3,837,085)					(3,837,085)		(3,837,085)
Total comprehensive income					15,528,052		15,528,052	(2,389,705)	266,692		(855,335)	12,549,704	31,272	12,580,976
Net profit					15,528,052		15,528,052					15,528,052	31,272	15,559,324
Other comprehensive income								(2,389,705)	266,692		(855,335)	(2,978,348)		(2,978,348)
Financial Assets Measured at Fair Value Through Other Comprehensive Income								(2,389,705)				(2,389,705)		(2,389,705)
Employee benefit plan									266,692			266,692		266,692
Gain and loss - Cash flow and investment hedge											(855,335)	(855,335)		(855,335)
Appropriation of net income from prior years		13,418,529			(13,418,529)
Spin-Off	(2,000,000)	(1,167,674)					(3,167,674)					(3,167,674)		(3,167,674)
Balance on December 31, 2021 at Dec. 31, 2021	55,000,000	48,880,561	(713,039)		15,528,052	(9,649,000)	109,046,574	(47,576)	(2,924,221)	859,370	(1,294,001)	105,640,146	334,349	105,974,495
IfrsStatementLineItems [Line Items]
Dividends and interest on capital from prior years		(3,837,085)				3,837,085
Treasury shares			78,319				78,319					78,319		78,319
Other		51,810					51,810					51,810	(9,808)	42,001
Dividends and interest on capital						R$ (9,649,000)	R$ (9,649,000)					R$ (9,649,000)		R$ (9,649,000)